UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

               Investment Company Act file number   811-21195
                                                 ---------------

                               UBS M2 Fund, L.L.C.
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               (Exact name of registrant as specified in charter)

                           51W 52nd Street, 23rd Floor
                               New York, NY 10019
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               (Address of principal executive offices) (Zip code)

                                   James Dwyer
                         c/o UBS Financial Services Inc.
                           51W 52nd Street, 23rd Floor
                               New York, NY 10019
           -----------------------------------------------------------
                     (Name and address of agent for service)

        Registrant's telephone number, including area code: 212-882-5819
                                                           -------------

                      Date of fiscal year end: December 31
                                              ------------

                  Date of reporting period: September 30, 2007
                                           -------------------

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.
The Schedule(s) of Investments is attached herewith.


                                                             UBS M2 FUND, L.L.C.
                                               SCHEDULE OF PORTFOLIO INVESTMENTS
                                                                     (UNAUDITED)
--------------------------------------------------------------------------------

                                                              SEPTEMBER 30, 2007

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                                                                                           REALIZED/
                                                                              % OF        UNREALIZED
                                                                             MEMBERS'    GAIN/(LOSS)
INVESTMENT FUND:                                  COST         FAIR VALUE    CAPITAL   FROM INVESTMENTS    LIQUIDITY     LOCK UP*
------------------------------------------  --------------- --------------- --------- ------------------ -------------- ----------
Abrams Bison Partners, L.P.                  $  37,500,000   $  46,416,654    4.52%     $   (870,052)       Annually
Arience Captial Partners, L.P.                  41,500,000      60,153,450    5.85         7,240,076        Quarterly       X
Artha Emerging Markets Fund, L.P.               30,000,000      38,219,255    3.72         4,336,865        Quarterly       X
Cantillon Europe Fund I, L.P.                    9,000,000      15,421,328    1.50         1,027,555        Quarterly
Cevian Capital II, L.P.                         21,516,602      28,078,207    2.74         3,414,225        Annually        X
Chap-Cap Activist Partners, L.P.                 9,000,000       7,995,141    0.78        (1,258,219)       Quarterly
Chap-Cap Partners II, L.P.                      21,000,000      18,455,438    1.80        (2,630,036)       Quarterly
Cobalt Partners, L.P.                           25,000,000      25,483,503    2.48           483,503        Annually        X
Corsair Capital Partners, L.P.                  24,000,000      36,331,407    3.53         3,646,575        Annually
Cycladic Catalyst Fund, L.P.                    12,500,000      12,325,917    1.20        (2,588,469)       Quarterly
Cycladic Catalyst Fund, LTD                     14,500,000      13,306,573    1.29        (2,805,251)       Quarterly
DE Shaw Oculus Fund, L.L.C.                     28,000,000      35,486,061    3.45         2,100,003        Quarterly
Delta Fund Europe,  L.P.                        46,500,000      68,794,434    6.69         2,745,149        Quarterly       X
Delta Institutional Fund, L.P.                  46,500,000      69,063,683    6.72         4,261,219        Quarterly       X
East Side Capital, L.P.                         39,000,000      54,371,812    5.29         6,333,933        Annually
Eastern Advisor Fund, L.P.                      16,052,875      31,788,694    3.09        10,349,876         Monthly
Eastern Advisor Fund, L.P.(side pocket)          1,447,125       1,427,316    0.14           (17,424)        Monthly
Eminence Partners L.P.                          12,500,000      14,702,648    1.43         1,671,087       Semi-Annual      X
Eminence Long Alpha, LP                         48,500,000      60,722,063    5.91         5,745,186       Semi-Annual      X
Meditor Cobra Fund, LTD                         18,000,000      21,739,241    2.11         1,661,063         Monthly
Meditor European Fund, LTD                      36,000,000      37,810,491    3.68         1,524,306         Monthly
Pershing Square, L.P.                           39,000,000      58,281,200    5.67         5,255,108        Annually        X
Steel Partners Japan L.P.                       35,000,000      36,910,045    3.59           246,886        Quarterly
Subprime Credit Strategies  Fund II, L.P.        7,000,000      32,706,571    3.18        25,086,602        Quarterly       X
SuNOVA Partners, L.P.                           27,000,000      37,418,601    3.64           434,666        Quarterly
The Children's Investment Fund, L.P.            31,000,000      57,828,184    5.63         9,437,596        Annually        X
Tiger Asia Fund, L.P.                           29,000,000      53,272,523    5.18         9,188,291        Annually        X
Redeemed Investment Funds                                -               -       -           655,817
                                            --------------- --------------- --------- ------------------
TOTAL                                        $ 706,016,602   $ 974,510,439   94.81%     $ 96,676,136
                                            =============== =============== ========= ==================

* As of September 30, 2007, these funds were subject to lock up provisions ranging from 9 months to 27 months.


ITEM 2. CONTROLS AND PROCEDURES.

     (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the
          Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

     (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                UBS M2 Fund, L.L.C.
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By (Signature and Title)*   /s/ Douglas Lindgren
                         ----------------------------------------------------
                            Douglas Lindgren, Principal Executive Officer


Date                        November 27, 2007
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Pursuant to the  requirements  of the  Securities  Exchange  Act of 1934 and the
Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*   /s/ Douglas Lindgren
                         ----------------------------------------------------
                            Douglas Lindgren, Principal Executive Officer


Date                        November 27, 2007
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By (Signature and Title)*   /s/ Robert Aufenanger
                         ----------------------------------------------------
                            Robert Aufenanger, Principal Financial Officer


Date                        November 27, 2007
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* Print the name and title of each signing officer under his or her signature.